Accounts Receivable, Net - Summary of Movements of Expected Credit Loss Provision (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Accounts Receivable Additional Disclosures [Abstract]
Balance	¥ 0
Addition	(1,609)
Balance	¥ (1,609)